Operating Lease - Summary of lease modifications (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Leases, Operating [Abstract]
Decrease of ROU assets caused by lease modifications	$ 345,622
Decrease of lease liabilities caused by lease modifications	357,512
Loss recorded in the consolidated statements of comprehensive loss	$ 11,890